INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of analysis of Inventories

	2021	2020

Trade goods	1,650,528	785,969
Less: Provision for impairment	(11,048)	(15,828)

	1,639,480	770,141

Schedule of movements in provision for impairment of trade goods

	2021	2020

1 January	15,828	1,289
Reversed	(15,828)	(1,289)
Charge for the year	11,048	15,828

31 December	11,048	15,828